Semper MBS Total Return Fund
Semper MBS Total Return Fund
Investment Objectives
The MBS Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 25 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 48 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Semper MBS Total Return Fund	Class A	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of cost or market value at the time of redemption on investments of more than $1 million redeemed within 18 months)	0.50%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Semper MBS Total Return Fund		Class A	Institutional Class	Investor Class
Management Fees		0.45%	0.45%	0.45%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	0.25%
Other Expenses	[1]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[2]	0.94%	0.69%	0.94%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the MBS Fund and does not include 0.01% that is attributed to acquired fund fees and expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Semper MBS Total Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	294	494	710	1,332
Institutional Class	70	221	384	859
Investor Class	96	300	520	1,155

Portfolio Turnover.
The MBS Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the MBS Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities (“MBS”).  MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS (“RMBS”) and commercial MBS (“CMBS”), and includes securities issued by government sponsored entities (agency MBS).  MBS include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (non-agency MBS).  The weighted average maturity of the Fund’s MBS investments will generally range from between 1 and 10 years and the Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings).  The Adviser considers securities to be of investment grade quality if they are rated BBB (or comparable) or higher by a nationally recognized credit rating organization including Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality.  The Fund may also invest in asset-backed securities. The Fund may also invest without limit in Rule 144A securities, may invest up to 50% of its total assets in when-issued securities, and may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The MBS Fund may sell securities short with respect to 100% of its total assets.  In general, the Adviser will sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Fund will utilize forward-settling sales of agency RMBS where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

The MBS Fund may employ hedging strategies to manage interest rate, credit spread and other risks.  Accordingly, the Fund may invest without limit in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps and swaptions) and TBA securities.  The Fund may also utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process, subject to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Adviser selects the MBS Fund’s investments based on quantitative analysis, including bottom-up, loan-level credit analysis and structural stress-testing, as well as top-down macro qualitative analysis, including outlook for the economy, interest rates and real estate fundamentals.  The Adviser will seek to sell/replace existing securities with new securities offering better relative value and performance expectations.  Separately, the Adviser will sell securities that have reached their price/valuation targets.  The Adviser may also sell securities as necessary to ensure that the Fund’s overall characteristics are in line with the Adviser’s current investment outlook.  The Fund’s annual portfolio turnover rate will generally be 100% or greater.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the MBS Fund.  The following risks could affect the value of your investment:

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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

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Market Risk.  The prices of the securities in which the MBS Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Management Risk. The MBS Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•	Fixed-Income Securities Risk. Fixed-income (debt) securities are generally subject to the following risks:

o	Credit Risk. The issuers of the debt securities held by the MBS Fund may not be able to make interest or principal payments.

o
Extension Risk.  If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o
Interest Rate Risk.  Fixed income securities may decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

o
Prepayment Risk.  Issuers of securities held by the MBS Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When securities are prepaid, the MBS Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of MBS.

•
Asset-Backed Securities Risk.  The MBS Fund may invest in a variety of asset-backed securities which are subject to Interest Rate Risk, Credit Risk, Extension Risk and Prepayment Risk.  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  Limited trading opportunities for certain MBS may make it more difficult to sell or buy a security at a favorable price or time.  In particular, events related to the U.S. housing market  have in the recent past had a severe negative impact on the value of some MBS and resulted in an increased risk associated with investments in these securities.

•
Concentration Risk. To the extent the Fund may concentrate its investments in a particular industry or sector; the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

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Residential Mortgage-Backed Securities Risks.  RMBS are subject to the risks generally associated with mortgage-backed securities.  RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.  The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS.  In the recent past, delinquency and defaults on residential mortgages have increased and may continue to increase.

•
Commercial Mortgage-Backed Securities Risks.  CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

•
Privately Issued Mortgage-Related Securities Risk.  MBS issued or guaranteed by private issuers is also known as “non-agency MBS”.  Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment.  The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Fund with respect to such payments.  The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

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Sub-Prime Mortgage Risk.  The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due.  These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities.  Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities, including Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”),  may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the MBS Fund owns are dependent on real estate prices.  If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
High Yield Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Derivatives Risk.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index, and includes options, futures and swaps.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
Repurchase Agreement Risk.  Repurchase agreement risk is the risk the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them.  In this circumstance, the MBS Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

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U.S. Government Securities Risk. U.S. Government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity.  The market prices for such securities are not guaranteed and will fluctuate.  Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

•
Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the MBS Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Short Sales Risk.  A short sale is the sale by the MBS Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell.  The MBS Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price.  Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market.  Liquid investments may become illiquid or less liquid after purchase by the MBS Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

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Investment Company Risk.  When the MBS Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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When-Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

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Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

Performance
The following performance information provides some indication of the risks of investing in the MBS Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A shares.  If sales charges were included, the returns would be lower than those shown in the bar chart.  The table shows how the Fund’s Institutional Class, Investor Class and Class A (reflecting the sales charges) average annual returns for the one year and since inception periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at semperfunds.com/funds/total_return/performance.html or by calling the Fund toll-free at 1-855-736-7799 (855-SEM-PRXX).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period shown on the bar chart, the MBS Fund’s highest total return for a quarter was 2.95% (quarter ended June 30, 2014) and the lowest total return for a quarter was -1.10% (quarter ended March 31, 2016).

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Semper MBS Total Return Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	3.38%		7.43%		Jul. 22, 2013
Investor Class	Investor Class Return Before Taxes	3.13%		7.16%		Jul. 22, 2013
Class A	Class A Return Before Taxes	1.16%	[1]	6.57%	[1]	Dec. 18, 2015	[1]
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	0.64%		4.89%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.87%		4.55%
Bloomberg Barclays U.S. MBS Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. MBS Index (reflects no deduction for fees, expenses or taxes)	1.67%		2.82%		Jul. 22, 2013
[1]	The Institutional Class and Investor Class incepted on July 22, 2013, and Class A incepted on December 18, 2015. Class A performance for the period from July 22, 2013 to December 18, 2015, reflects the performance of the Institutional Class, adjusted to reflect Class A fees and expenses.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class and Class A will vary to the extent they have different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.